EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054



                                                December 6, 2004




Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549
Attention:  Office of Filings, Information & Consumer Services

   Re: Form N-1A Filing for Eaton Vance Mutual Funds Trust (the "Registrant") Post-Effective Amendment No. 98 (1933 Act File No. 2-90946)
        Amendment No. 101 (1940 Act File No. 811-4015) (the "Amendment") filed on behalf of Eaton Vance Diversified Income Fund (the "New Series")
        -------------------------------------------------------------------

Ladies and Gentlemen:

On behalf of the above-referenced  Registrant,  transmitted herewith pursuant to
(1) the Securities Act of 1933, as amended (the "1933 Act") and Rules 472 and 485(b) thereunder, (2) the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectus and statement of additional information ("SAI") for the New Series and exhibits. The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant.

In connection with Post-Effective Amendment No. 97 filed under Rule 485(a) with the Commission on September 20, 2004 (Accession No. 0000940394-04-000844), the undersigned received the comments set forth below from Staff of the Division of Investment Management. Our response to each comment follows.

PROSPECTUS COMMENTS

Comment: Under the "Fund Summary" section of the prospectus, add disclosure clarifying that the New Series is a "fund-of-funds."

Response: The requested disclosure has been added to page 2 of the prospectus.
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Securities and Exchange Commission
December 6, 2004
Page 2 of 3


Comment: With respect to the New Series's investments in non-investment grade bonds, add risk disclosure relating to defaults.

Response: The requested disclosure has been added to page 2 of the prospectus.

Comment: Confirm that the expenses set forth in the "Annual Fund Operating Expenses" table located on page 4 of the prospectus includes both the expenses of the New Series and the expenses of its underlying Portfolios.

Response: As disclosed in the parenthetical following the table header, the expenses shown in the table include both the expenses of the New Series and its underlying Portfolios.

Comment: In the "Investment Objective & Principal Policies and Risks" section of the prospectus, insert a table that shows, as of a recent practicable date, the credit quality composition of each of the New Series's underlying Portfolios.

Response: The requested table has been inserted on pages 9 and 10 of the prospectus.

Comment: As of a recent practicable date, disclose what percent of Floating Rate Portfolio's senior loan investments are below investment grade.

Response: The requested disclosure has been added to page 6 of the prospectus.

Comment: Disclose that the New Series's investment objectives and duration and credit quality policies can only be changed following 60 days' prior notice to shareholders.

Response: The requested disclosure has been added to page 5 of the prospectus.

Comment:  Clarify what Eaton Vance Management considers to be "seasoned MBS."

Response: The requested disclosure has been added to page 6 of the prospectus.

Comment: Disclose that the New Series's allocable share of each underlying Portfolio's advisory fees is ultimately born by the New Series's shareholders.

Response: The requested disclosure has been added to page 11 of the prospectus.

SAI COMMENTS

Comment:  Insert  the  advisory  fee   breakpoints   applicable   to  Government
          Obligations Portfolio's advisory fee rate.

Response: The requested disclosure has been added to page 27 of the SAI.

Comment: Incorporate by reference the audited financials of the New Series's underlying Portfolios.

Response: The requested disclosure has been added to page 39 of the SAI.
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Securities and Exchange Commission
December 6, 2004
Page 3 of 3


OTHER COMMENTS

Comment: Include the required legal opinion regarding the legality of the securities being registered.

Response: The required legal opinion will be included as an exhibit to the Amendment.

The Amendment is being filed to respond to the Staff's comments and for the purpose of bringing other information up to date, and, in conjunction therewith, contains other non-material changes. The Amendment is filed pursuant to Rule 485(b) and will be effective today, December 6, 2004.

Pursuant to Rule 485(b)(4), counsel's representation letter dated December 6, 2004 is also transmitted herewith and is a conformed copy. The manually signed original letter is maintained at the offices of the Registrant.

If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 598-8642 or fax (617) 338-8054.


                                                Very truly yours,


                                                /s/ James M. Wall, Esq.
                                                -----------------------
                                                James M. Wall, Esq.
                                                Vice President